Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Low Beta Tactical 500 Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide total returns tied to the S&P 500 Index with lower volatility than the Index.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Low Beta Tactical 500 Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	2.00%	2.00%

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Low Beta Tactical 500 Fund		Investor Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.58%	0.58%
Acquired Fund Fees and Expenses	[2]	0.13%	0.13%
Total Annual Fund Operating Expenses		1.96%	1.71%
Fee Waiver and/or Expense Reimbursement	[3]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.93%	1.68%
[1]	Other expenses in the table above have been restated to reflect current fees. The operating expenses in this table will not correlate to the expense ratio in the Fund's financial highlights.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investment companies.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2020 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)), will not exceed 1.80% and 1.55% of the Fund's average daily net assets attributable to Investor Class and Institutional Class shares, respectively; subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of wavier and the expense limitation in place at the time of recapture. The expense limit arrangement may not be terminated during this time period without prior approval of the Fund's Board of Trustees on 60 days' written notice to the Fund's adviser. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the contractually agreed limits of 1.80% and 1.55% of the of the Fund's average daily net assets attributable to Investor Class and Institutional Class shares were effective as of September 1, 2018.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example reflects the fee waiver and expense reimbursements for the duration of the waiver/reimbursement period only.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Low Beta Tactical 500 Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	196	612	1,054	2,283
Institutional Class	736	1,080	1,447	2,476

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio rate was 3,908% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in (or allocating to) an unaffiliated exchange traded fund (“ETF”) that tracks the S&P 500 Index such as the SPDR® S&P 500 ETF Trust (SPY) when, based on technical research and analysis, the Fund’s adviser believes the stock market is likely to rise, and selling the ETF, and investing in (or allocating to) an unaffiliated money market fund when the adviser believes the stock market is likely to decline. The adviser’s decision to invest in or allocate to an ETF or a money market fund is based on the adviser’s technical research and analysis, including monitoring price movements and price trends of equity markets. A market trend is the movement of a financial market in a particular direction over time. The adviser may invest all or a portion of the Fund’s assets in an ETF or a money market fund at any given time, depending on its assessment of market trends and other factors. The Fund is a “fund of funds,” which means it invests primarily in other funds.

The adviser believes that by applying its tactical analysis of current and historical market trends, it can produce returns in the S&P 500 Index over a complete market cycle with lower volatility, or “beta” than the index. The S&P 500 Index has a beta of “1.” The adviser’s strategy of investing in or allocating to a money market fund is intended to protect principal and lower volatility and risk exposure during unfavorable or declining market conditions. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio to achieve the Fund’s investment objective.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

Fund of Funds Risk: The ETFs and money market funds in which the Fund invests (“Underlying Funds”) are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks. The ability of the Fund to meet its investment objective is directly related to the ability of the ETFs in which it invests and their respective investment managers, to meet their investment objectives.

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller sized issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Management Risk. The adviser's judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests or sells may prove to be incorrect and may not produce the desired results.

Market Risk. Overall market risks may also affect the value of the Fund. The net asset value of the Fund will fluctuate based on changes in the value of the underlying stocks comprising the ETF held by the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets and stock prices.

Portfolio Turnover Risk. The Fund’s movement into and out of a single ETF leads to high portfolio turnover. A higher portfolio turnover will result in higher transactional and brokerage costs.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. Returns for Investor Class shares, which are not presented, will vary from the returns of Institutional Class shares. The performance table compares the performance of the Fund’s Institutional Class shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-844-655-9371.

Bar Chart [Heading]	Performance Bar Chart Institutional Class Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter: 1st Quarter 2018 3.17%

Worst Quarter: 4th Quarter 2018 (5.82%)

The Fund’s Institutional Class year-to-date return as of the most recent fiscal quarter, which ended June 30, 2019 was 7.61%.

Performance Table Heading	Performance Table Average Annualized Total Returns (For periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - Low Beta Tactical 500 Fund	Label	One Year	Since Inception	Inception Date
Institutional Class	Return before taxes	0.25%	3.78%	Jun. 12, 2017
Institutional Class | Return after taxes on distributions		(2.01%)	1.87%
Institutional Class | Return after taxes on distributions and sale of Fund shares		0.15%	2.11%
Investor Class	Return before taxes	0.06%	3.53%
Index - S&P 500 TR		(4.38%)	3.98%